Schedule Of Contractual Maturities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
2014	$ 89
2015	17
2016	16
2017	561
2018	11
Thereafter	2,700
Vehicle Programs
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
2014	1,264	[1]
2015	1,534
2016	1,618
2017	998
2018	1,532
Thereafter	391
Total	$ 7,337

[1]	(a) Vehicle-backed debt maturing within one year includes term asset-backed securities of approximately $674 million and bank and bank-sponsored borrowings of $590 million.